Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Nationwide Mid Cap Market Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary: Nationwide Mid Cap Market Index Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nationwide Mid Cap Market Index Fund seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 41 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 99 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes approximately 400 stocks of mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Equity securities risk– stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.Market risk– the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.Mid-cap risk– medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.Redemptions risk– the Fund may be an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.Selection risk– selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns– Class A Shares<br/>(Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:24.25%–4Q 2020Lowest Quarter:-29.93%–1Q 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Nationwide Mid Cap Market Index Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 640
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	936
10 Years	rr_ExpenseExampleYear10	$ 1,383
2012	rr_AnnualReturn2012	17.19%
2013	rr_AnnualReturn2013	32.72%
2014	rr_AnnualReturn2014	9.08%
2015	rr_AnnualReturn2015	(2.77%)
2016	rr_AnnualReturn2016	19.88%
2017	rr_AnnualReturn2017	15.44%
2018	rr_AnnualReturn2018	(11.64%)
2019	rr_AnnualReturn2019	25.34%
2020	rr_AnnualReturn2020	12.79%
2021	rr_AnnualReturn2021	23.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.93%)
1 Year	rr_AverageAnnualReturnYear01	16.82%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	12.79%
Nationwide Mid Cap Market Index Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 237
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	1,634
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	430
5 Years	rr_ExpenseExampleNoRedemptionYear05	744
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,634
1 Year	rr_AverageAnnualReturnYear01	22.13%
5 Years	rr_AverageAnnualReturnYear05	11.55%
10 Years	rr_AverageAnnualReturnYear10	12.70%
Nationwide Mid Cap Market Index Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	519
10 Years	rr_ExpenseExampleYear10	$ 1,154
1 Year	rr_AverageAnnualReturnYear01	23.66%
5 Years	rr_AverageAnnualReturnYear05	11.99%
10 Years	rr_AverageAnnualReturnYear10	13.18%
Nationwide Mid Cap Market Index Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	$ 27
3 Years	rr_ExpenseExampleYear03	86
5 Years	rr_ExpenseExampleYear05	151
10 Years	rr_ExpenseExampleYear10	$ 342
1 Year	rr_AverageAnnualReturnYear01	24.45%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	13.92%
Nationwide Mid Cap Market Index Fund | Institutional Service Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	279
10 Years	rr_ExpenseExampleYear10	$ 627
1 Year	rr_AverageAnnualReturnYear01	24.23%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	13.68%
Nationwide Mid Cap Market Index Fund | After Taxes on Distributions | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Nationwide Mid Cap Market Index Fund | After Taxes on Distributions and Sales of Shares | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	9.89%
Nationwide Mid Cap Market Index Fund | S&P MidCap 400® Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.76%
5 Years	rr_AverageAnnualReturnYear05	13.09%
10 Years	rr_AverageAnnualReturnYear10	14.20%

[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.01% of the management fee to which the Adviser would otherwise be entitled until February 28, 2023. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.